Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	20.50%	16.90%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	17.80%	6.70%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	12.00%	13.20%